Financial instruments - additional disclosures (Details 10) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (5,994)	$ (6,244)
Trade payables and commitment for repurchase of own shares	(5,556)	(5,169)
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(113)	(113)
Trade payables and commitment for repurchase of own shares	(5,556)	(5,169)
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(459)	(507)
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(1,667)	(1,765)
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (3,755)	$ (3,859)